Investee Companies and other investments (Schedule of Composition of Financial Assets) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [abstract]
Income receivable in connection with the A.R.Z. Electricity PSP		€ 1,418
Composition of short-term and long-term financial assets		€ 1,418